Debt - Scheduled Maturities of Company's Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
Discount	$ 6	$ 12
Remaining Accretion	1
Term Facility
Long Term Debt Maturities Repayments Of Principal [Line Items]
Discount	$ 7	$ 7